SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Schedule of assumptions

Year ended,
December 31, 2018
RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%-53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

Summary of option activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2018	—	—	—	—
Options granted in 2018	25,317,516	0.00001	8.50	1,349,930
Options forfeited in 2018	(72,939)	0.00001	8.50	—
Options outstanding at December 31, 2018	25,244,577	0.00001	7.89	1,346,041
Options exercisable at December 31, 2018	9,040,933	0.00001	7.89	482,063
Options vested or expected to be vested at December 31, 2018	25,244,577	0.00001	7.89	1,346,041

Schedule of compensation costs

Year ended
December 31, 2018
RMB
Origination and servicing expenses	150,177
Sales and marketing expenses	15,700
General and administrative expenses	441,504
Total	607,381